Condensed Consolidated Balance Sheets (Parenthetical) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Statement of Financial Position [Abstract]
Common stock, authorized	Unlimited	Unlimited	Unlimited
Common stock, outstanding	185,598,129	180,467,990	156,420,334